Cover Page	9 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	LandBridge Company LLC
Entity Central Index Key	0001995807
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	6792
Entity Tax Identification Number	93-3636146
Entity Address, Address Line One	5555 San Felipe Street, Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	230-8864
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	5555 San Felipe Street, Suite 1200
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	230-8864
Contact Personnel Name	Jason Long